Derivative and Financial Instruments - FX Derivative (Details)	12 Months Ended
Dec. 31, 2019
Derivative and Financial Instruments [Abstract]
Description of Foreign Currency Derivative Instruments Not Designated as Hedging Instruments Activities	In December 2017, we entered into foreign exchange zero cost collars buying the right to sell $1.25 billion CAD at $0.707 CAD and selling the right to buy $1.25 billion CAD at $0.842 CAD against the U.S. dollar. The collar expired during the second quarter of 2019 and we entered into new foreign currency exchange forward contracts to sell $1.35 billion CAD at $0.748 CAD against the U.S. dollar.